INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of current and deferred portion of income tax expenses

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax expenses	2	13	1,130
Deferred tax (benefits) expenses	(68)	645	—
Income tax (benefits) expenses	(66)	658	1,130

Schedule of net loss before income tax

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net loss before income tax from PRC operations	(251,302)	(480,479)	(25,325)
Net (loss) gain before income tax from non-PRC operations	(49,529)	5,169	(75,921)
Total net loss before income tax	(300,831)	(475,310)	(101,246)

Schedule of reconciliation between the effective income tax rate and statutory income tax rate

	For the Year ended December 31,
	2022	2023	2024
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rate of different jurisdictions	(3.09)%	(0.79)%	8.00%
Non-deductible expenses*	(6.12)%	(12.42)%	(17.37)%
Effect of super deduction on R&D expenses	41.00%	37.21%	105.66%
Tax-free income	—	0.32%	0.38%
Effect of change of valuation allowance	(56.77)%	(49.46)%	(122.79)%
Income tax expenses	0.02%	(0.14)%	(1.12)%

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
– Net operating loss carry forwards	547,908	712,079
– Deductible temporary differences	71,706	79,736
– Deferred revenue	19,620	15,283
Less: valuation allowance	(639,234)	(807,098)
Net deferred tax assets	—	—

Schedule of movement of valuation allowance

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	241,485	410,857	639,234
Addition	169,372	228,377	167,864
Total	410,857	639,234	807,098